OTHER EXPENSES (INCOME)	12 Months Ended
Dec. 31, 2024
Disclosure of Other Expense (Income) [Abstract]
OTHER EXPENSEs (INCOME)	OTHER EXPENSES (INCOME)

	US Dollars
Figures in millions	2024	2023	2022
Care and maintenance	51	52	—
Governmental fiscal claims	13	15	11
Legacy tailings storage facilities obligations	34	52	(16)
Pension and medical defined benefit	3	6	7
Royalties received	—	(1)	(2)
Retrenchment and related costs (1)	14	15	—
Legal fees and project costs (2)	41	(1)	1
Other indirect taxes	(10)	(14)	11
Net other income	(2)	(20)	—
	144	104	12
(1)Includes retrenchment costs of $14m (2023: $6m; 2022: nil).
(2)Includes transaction costs on the acquisition of Centamin plc of $31m (2023: nil; 2022: nil).